Property and Equipment (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Property, plant and equipment, gross, total	$ 3,925	$ 3,925
Less - accumulated depreciation	3,925	3,925
Property, plant and equipment, net, total	$ 0	0
Furniture and fixtures
Property, plant and equipment, useful life	5 years
Property, plant and equipment, gross, total	$ 2,925	2,925
Lab equipment
Property, plant and equipment, useful life	5 years
Property, plant and equipment, gross, total	$ 1,000	$ 1,000